Goldman Sachs Small_Mid Cap Growth Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	62 Months Ended	80 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2500® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.86%	8.07%		8.44%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.74%	13.85%	14.82%	13.44%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.51%	8.77%		9.83%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.43%	7.25%		7.53%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.48%	6.73%		7.34%